SCHEDULE OF INTEREST RATE PROFILE OF THE COMPANY’S BORROWINGS (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Bank and other borrowings	$ 2,287,378	$ 26,600,000
Lease liabilities	610,500	173,700
Bank borrowings	4,691,517	2,623,655
Market risk [member]
IfrsStatementLineItems [Line Items]
Bank and other borrowings	2,287,378	26,000,000
Lease liabilities	563,122	169,581
Bank borrowings	$ 4,691,517	$ 2,623,655